Note 19 - Capital Management - Components of Capital (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash	$ 2,567,868	$ 4,974,478	$ 14,376,282	$ 14,409,996
Shareholders' equity	$ 156,374,686